Finance Lease Right-of-Use Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Finance Lease Right-of-Use Assets, Net [Abstract]
Schedule of Finance Lease Right -of-Use Assets	Finance lease right -of-use assets, net were as follows as of June 30, 2024 and 2023:
	2023	Increase/ (Decrease)	Exchange rate translation	2024
Company vehicles	$1,660,716	$(1,684,234)	$23,518	$-
Less: accumulated amortization	(788,840)	800,011	(11,171)	-
Right-of-use assets, net	$871,876	$(884,223)	$12,347	$-